Unit Purchase Options and Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Unit Purchase Options And Warrants
Schedule of Unit Purchase Stock Options Activity

The following table sets forth the activity of unit purchase options:

	Number of Unit Purchase Options	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding as of December 31, 2022	$4,649	$64.00	$-
Granted	-	-	-
Exercised	-	-	-
Canceled	-	-	-
Balance as of September 30, 2023	$4,649	$64.00	$-

The following table sets forth the activity of unit purchase options:

	Number of Unit Purchase Options	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding as of December 31, 2021	92,893	$3.20	$5,647
Granted	-	-	-
Exercised	-	-	-
Canceled	-	-	-
Balance as of December 31, 2022	92,893	3.20	-

Schedule of Warrants Activity

The following table sets forth the activity of warrants:

	Number of Warrants	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding as of December 31, 2022	25,884	$30.20	$-
Granted	3,643,526	3.63	-
Exercised	(180,790)	1.16	-
Canceled	-	-	-
Balance as of September 30, 2023	3,488,620	$3.95	$-

The following table sets forth the activity of warrants:

	Number of Warrants	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding as of December 31, 2021	167,272	$3.62	$16,029
Granted	350,000	0.50	-
Exercised	-	-	-
Canceled	-	-	-
Balance as of December 31, 2022	517,272	$1.51	$-